SUMMARY OF ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING PRINCIPLES	SUMMARY OF ACCOUNTING PRINCIPLES
Basis of Accounting. The financial statements of the Plan are prepared under the accrual method of accounting.
Investment Valuation and Income Recognition. Plan investments are stated at fair value as determined by the Plan Trustee, typically by reference to published market data. See Note 3 for further discussion regarding the determination of the fair value of Plan investments.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Net appreciation in the fair value of investments includes realized and unrealized gains and losses.
Notes Receivable from Participants. Notes receivable from participants are valued at their unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions, which become taxable to the participant, based upon the terms of the Plan.
Plan Expenses. Most administrative expenses, such as Trustee, custodial, legal, audit, and recordkeeping fees, were paid directly by the Company in 2025. Other administrative expenses were paid from Plan assets or certain forfeited balances of participants' non-vested accounts during 2025. Investment management fees are included within Net appreciation in fair value of investments.
Payments of Benefits. Benefit payments to participants or beneficiaries are recorded when paid.
Use of Estimates. The preparation of the Plan's financial statements, in conformity with accounting principles generally accepted in the United States of America (US GAAP), requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the dates of the financial statements, and changes therein during the reporting period and, when applicable, disclosures of contingent assets and liabilities at the dates of the financial statements. Actual results could differ from those estimates.
Risks and Uncertainties. The Plan provides for various investment options in any combination of stocks, mutual funds, and other investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. These risks can be adversely impacted by shifts in the market's perception of the issuers, changes in interest rates, and global economic conditions. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term would materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.
Subsequent Events. In preparing the accompanying financial statements, the Plan evaluated events occurring from December 31, 2025 through the date the financial statements were issued and determined there were none to disclose.